Credit Facility And Term Loans - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 23, 2018	Oct. 16, 2017	Oct. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 04, 2018
Debt Instrument [Line Items]
Debt issuance costs								$ 400,000	$ 100,000
Available balance of credit facility				$ 800,000		$ 800,000		1,400,000	5,600,000
Warrants to purchase shares, exercise price										$ 15.60
Interest expense of credit facilities								1,200,000	200,000
Interest expense				955,000	$ 439,000	3,456,000	$ 1,503,000	2,354,000	413,000
Mid Cap Prior Term Loan
Debt Instrument [Line Items]
Term loan, borrowing		$ 7,000,000						7,000,000
Interest expense					200,000		700,000
Repaying of term loan								4,900,000
Prepayment penalty								$ 100,000
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								9.90%
Description of variable rate basis								One-month LIBOR
Maximum | Mid Cap Prior Term Loan
Debt Instrument [Line Items]
Amortization of debt issuance costs					100,000		100,000	$ 200,000
Mid Cap Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing amount	$ 25,000,000
Additional increase in borrowing amount	$ 50,000,000	$ 30,000,000
Line of credit facility, unused capacity, commitment fee percentage	0.50%	0.50%
Line of credit, outstanding				15,100,000		15,100,000		16,500,000	4,600,000
Available balance of credit facility				800,000		800,000		$ 1,400,000	5,600,000
Debt offset against and expense over the term								3 years
Warrants to purchase shares, exercise price								$ 15.60
Line of credit facility, minimum liquidity financial covenant requirement in cash on hand	$ 5,000,000
Debt issuance costs	$ 700,000							$ 1,300,000
Unamortized debt issuance costs								700,000
Current borrowing capacity								25,000,000
Mid Cap Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	5.75%	5.75%
Credit Facility And Term Loan
Debt Instrument [Line Items]
Line of credit facility covenant minimum liquidity requirement in unrestricted cash								5,000,000
Mid Cap Prior Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing amount		$ 15,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense				400,000	200,000	1,900,000	800,000
Amortization of debt issuance costs				200,000	$ 100,000	500,000	$ 300,000
Term Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing amount	$ 25,000,000	$ 15,000,000						15,000,000
Interest expense				500,000		1,500,000		800,000	200,000
Amortization of debt issuance costs				100,000				$ 100,000	100,000
Debt instrument maturity month and year								2023-01
Borrowings, outstanding				15,000,000		$ 15,000,000
Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		9.75%						9.90%
Description of variable rate basis		One month LIBOR				One-month LIBOR
Term Loan | Maximum
Debt Instrument [Line Items]
Amortization of debt issuance costs						$ 400,000
Term Loan | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Potential additional interest								2.50%
Horizon Term Loan
Debt Instrument [Line Items]
Debt issuance costs				$ 1,022,000		$ 1,022,000		$ 1,000,000
Debt offset against and expense over the term						5 years		5 years
Warrants to purchase shares, exercise price								$ 15.60
Warrants term								10 years
Fair value on issuance			$ 100,000					$ 900,000
Debt discount			$ 100,000
Repaying of term loan								4,900,000
Borrowings, outstanding								$ 15,000,000
Horizon Term Loan | Series B-1 Preferred Stock
Debt Instrument [Line Items]
Warrants to purchase shares			139,194
Warrants to purchase shares, exercise price			$ 5.029
Horizon Term Loan | Common Stock
Debt Instrument [Line Items]
Warrants to purchase shares			44,871					76,923
Warrants to purchase shares, exercise price			$ 15.60					$ 15.60
Warrants term			10 years					10 years
Horizon Term Loan | Mid Cap Credit Facility
Debt Instrument [Line Items]
Debt issuance costs								$ 1,300,000
Other Term Loan [Member]
Debt Instrument [Line Items]
Additional increase in borrowing amount									700,000
Interest expense									100,000
Repaying of term loan									$ 1,500,000
Short-term debt, Interest rate increase								12.00%